Significant accounting policies: (Details 2)	12 Months Ended								9 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Buildings	Dec. 31, 2012 Computer equipment and software	Dec. 31, 2012 Furniture and fixtures	Dec. 31, 2012 Machinery and equipment Minimum	Dec. 31, 2012 Machinery and equipment Maximum	Dec. 31, 2011 Canadian dollar	Dec. 31, 2012 Canadian dollar	Mar. 31, 2011 Canadian dollar	Dec. 31, 2011 Euro	Mar. 31, 2011 Euro	Dec. 31, 2012 Euro	Dec. 31, 2011 Swedish Krona	Dec. 31, 2012 Swedish Krona
Significant accounting policies
Year-end exchange rate (as a percent)									1.02	0.99		1.30		1.32	0.15	0.15
Average exchange rate (as a percent)									1.01	1.00	0.98	1.40	1.34	1.29	0.15	0.15
Useful life of property, plant and equipment				10 years	3 years	5 years	8 years	10 years
Estimated useful lives of intangible assets		5 years	20 years
Standard warranty coverage period	2 years
Period for determination of product specific experience		1 year	1 year 3 months
Period for determinaton of clear experience		2 years	3 years
Period at the end of which absolute stock price is considered to determine the performance for vesting of units under market conditions	2 years
Period after which stock price relative to Synthetic Clean Tech Index of comparative companies is considered to determine the performance for vesting of units under market conditions	2 years